Note 24 - Non-current allowances and provisions - Liabilities (Details) - Provision for non-current liabilities [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Values at the beginning of the year		$ 98,126	$ 83,556
Translation differences		4,260	357
Increase due to business combinations	[1]	1,500
Additional allowance		1,901	11,102
Reclassifications		(164)	2,229
Used and other movements		(4,170)	882
Values at the end of the year		$ 101,453	$ 98,126

[1]	Related to Mattr’s pipe coating business unit acquisition. For more information see note 34.